 WORLD FUNDS TRUST (the "Company")
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Sector Rotation Fund (the "Fund")

Supplement dated April 13, 2011
to the Class P Shares Prospectus
and Statement of Additional Information (the “SAI”)
each dated January 31, 2011

THIS SUPPLEMENT PROVIDES INFORMATION NOT CONTAINED IN THE CURRENT CLASS P SHARES PROSPECTUS AND THE FUND’S SAI AND SHOULD BE READ AND RETAINED.

1.	Effective April 13, 2011, Class P Shares of the Fund will be closed.

PLEASE RETAIN FOR FUTURE REFERENCE